LONG-TERM INVESTMENTS, NET	6 Months Ended
Jun. 30, 2021
LONG-TERM INVESTMENTS, NET
LONG-TERM INVESTMENTS, NET

5.     LONG-TERM INVESTMENTS, NET

As at December 31, 2020 and June 30, 2021, long-term investments consisted of the following:

	December 31,	June 30,
	2020	2021
	RMB	RMB	US$
		(Unaudited)	(Unaudited)
Equity method investments
Anpac Beijing Health Management Co., Ltd (“Anpac Beijing”).	789	670	104
Shanghai Moxu Bio-medical Science Co., Ltd.(“Moxu”)	94	—	—

Equity securities without readily determinable fair values
Jiangsu Anpac Health Management Co., Ltd. (“Jiangsu Anpac”)	2,750	2,750	426
Less:
Impairment	(2,750)	(2,750)	(426)
Total	883	670	104

Equity method investments

On October 19, 2017, the Group and other third parties established Anpac Beijing, of which the Group owned 18% of the investment. On June 8, 2018, the Group and other third parties established Moxu, of which the Group owned 20% of the investment. Moxu was closed and deregistered in April, 2021 and the carrying value of the Group’s investment in Moxu was reocgnized as the Group’s share of loss in equity method investments . The Group assessed and determined that they had significant influence over these two investees as of December 31, 2020 and June 30, 2021.

Equity securities without readily determinable fair values

In January 2016, the Group and other third parties established Jiangsu Anpac, of which the Group owned 10% of the investment. In November 2017, the Group further acquired a 5% equity interest. The Group accounted for the investment under cost method since the Group does not have the ability to exert significant influence over Jiangsu Anpac. With the adoption of ASU 2016-01, the Group accounted for it as equity securities without readily determinable fair values.

The Group elected to use the measurement alternative to measure such investments at fair value based on the income approach using the discounted cash flow associated with the underlying assets, which incorporated certain assumptions including the investees’ revenue, growth rates and projected operating costs based on current economic condition, expectation of management and projected trends of current operating results. During the six months ended June 30, 2020, the Group recognized impairment loss of RMB820 in Jiangsu Anpac investment and as of December 31, 2020 and June 30, 2021 such investment was fully impaired.